Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		0.27%	0.21%	0.41%
Class D
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	0.87%	0.81%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	0.87%	0.79%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.24%	0.92%	0.86%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.11%	0.97%	0.91%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.99%	0.97%	0.88%
Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.40%	2.25%	3.03%
Bloomberg Municipal Bond 1 to 3 Year Blend Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		3.44%	1.36%	1.20%

[1]	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective August 1, 2024.